Revenue (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating segments
Total revenue	$ 489,650	$ 438,961	$ 446,943
Brazil
Operating segments
Total revenue	230,670	181,981	185,250
United States of America
Operating segments
Total revenue	212,318	194,478	195,437
Other countries
Operating segments
Total revenue	$ 46,662	$ 62,502	$ 66,256